Net Loss per Share (Tables)	12 Months Ended
Dec. 31, 2019
Net Loss per Share
Schedule of Earnings Per Share

The following table sets forth the basic and diluted net loss per share computation and provides a reconciliation of the numerator and denominator for the periods presented:

	For the year ended December 31,
	2017	2018	2019
Numerator:	RMB	RMB	RMB
Net loss attributable to Gridsum Holding Inc.	(238,996)	(521,325)	(537,929)
Numerator for basic and diluted net loss per share	(238,996)	(521,325)	(537,929)
Denominator:
Weighted average number of ordinary shares outstanding, basic and diluted	30,243,250	30,827,600	33,810,862
Net loss per share attributable to Gridsum’s ordinary shareholders—Basic and diluted	(7.90)	(16.91)	(15.91)